Financial Instruments - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity rate	5.00%	5.00%	5.00%
Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity rate	5.00%	5.00%	5.00%
Interest rate risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity rate	0.25%	0.25%	0.25%
Increase decrease in pre-tax income due to sensitivity analysis	$ 42	$ 28	$ 17
Equity price risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity rate	5.00%	5.00%	5.00%
Equity price risk [Member] | Pre-tax profit [Member]
Disclosure of detailed information about financial instruments [Line Items]
Increase decrease in pretax income of financial assets at FVTPL, FVOCI	$ 57	$ 48	$ 51
Equity price risk [Member] | Pre-tax other comprehensive income [Member]
Disclosure of detailed information about financial instruments [Line Items]
Increase decrease in pretax income of financial assets at FVTPL, FVOCI	$ 340	$ 233	$ 221